Shareholder Report, Line Graph (Details) - USD ($)	3 Months Ended	12 Months Ended	23 Months Ended	46 Months Ended	47 Months Ended	60 Months Ended	97 Months Ended	105 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Dec. 09, 2022	Oct. 31, 2022	Oct. 31, 2021	Dec. 22, 2020	Dec. 02, 2020	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Sep. 22, 2016	Feb. 10, 2016	Oct. 31, 2015	Oct. 31, 2014
C000068414 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Active U.S. Real Estate ETF — NAV Return
Account Value	$ 17,650	$ 17,650	$ 17,650	$ 17,650	$ 17,650	$ 17,650	$ 17,650	$ 17,650	$ 17,650	$ 13,790		$ 15,253	$ 18,753			$ 12,958	$ 15,531	$ 12,344	$ 12,219	$ 11,275			$ 10,571	$ 10,000
Average Annual Return, Percent		28.00%				2.60%			5.85%
C000112015 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco S&P 500® Downside Hedged ETF — NAV Return
Account Value	15,655	$ 15,655	15,655	15,655	15,655	$ 15,655	15,655	15,655	$ 15,655	12,654		13,919	14,466			12,705	10,313	10,600	9,943	8,552			8,917	10,000
Average Annual Return, Percent		23.72%				8.71%			4.58%
C000162616 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Variable Rate Investment Grade ETF — NAV Return
Account Value	12,856	$ 12,856	12,856	12,856	12,856	$ 12,856	$ 12,856	12,856	$ 12,856	11,992		11,173	11,224			11,045	10,855	10,547	10,340	10,018	$ 10,000
Average Annual Return, Percent		7.21%				3.44%	3.15%
C000197599 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Ultra Short Duration ETF — NAV Return
Account Value	12,569	$ 12,569	12,569	12,569	12,569	$ 12,569	$ 12,569	12,569	$ 12,569	11,772		11,169	11,297			11,256	11,035	10,688	10,458	10,272			10,106	10,000
Average Annual Return, Percent		6.76%				2.63%			2.31%
C000197600 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Total Return Bond ETF — NAV Return
Account Value	12,802	$ 12,802	12,802	12,802	12,802	$ 12,802	12,802	$ 12,802	$ 12,802	11,387		11,198	13,764			13,485	12,391	11,042	11,048	10,582		$ 10,000
Average Annual Return, Percent		12.34%				0.65%		2.87%
C000218086 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco High Yield Bond Factor ETF — NAV Return
Account Value	11,392	$ 11,392	11,392	11,392	$ 11,392	$ 11,392	11,392	$ 11,392	11,392	9,809		9,213	10,543		$ 10,000
Average Annual Return, Percent		16.18%			3.39%
C000222994 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Real Assets ESG ETF — NAV Return
Account Value	15,636	$ 15,636	15,636	$ 15,636	$ 15,636	15,636	15,636	15,636	15,636	11,473		12,179	13,239	$ 10,000
Average Annual Return, Percent		36.28%		12.29%
C000239743 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco AAA CLO Floating Rate Note ETF — NAV Return
Account Value	11,612	$ 11,612	$ 11,612	$ 11,612	11,612	11,612	11,612	11,612	11,612	10,751	$ 10,000
Average Annual Return, Percent		8.00%	8.22%
C000239744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco High Yield Select ETF — NAV Return
Account Value	11,659	$ 11,659	$ 11,659	11,659	11,659	11,659	11,659	11,659	11,659	10,239	10,000
Average Annual Return, Percent		13.80%	8.45%
C000239745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Municipal Strategic Income ETF — NAV Return
Account Value	11,032	$ 11,032	$ 11,032	11,032	11,032	11,032	11,032	11,032	11,032	9,826	10,000
Average Annual Return, Percent		12.18%	5.33%
C000239746 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Short Duration Bond ETF — NAV Return
Account Value	$ 11,063	$ 11,063	$ 11,063	11,063	11,063	11,063	11,063	11,063	11,063	10,246	10,000
Average Annual Return, Percent		7.95%	5.48%
C000250918 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco QQQ Income Advantage ETF — NAV Return
Average Annual Return, Percent	1.68%
C000250919 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco S&P 500 Equal Weight Income Advantage ETF — NAV Return
Average Annual Return, Percent	3.62%
C000251085 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco MSCI EAFE Income Advantage ETF — NAV Return
Average Annual Return, Percent	(1.35%)
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value	$ 33,950	$ 33,950	$ 33,950	$ 33,950	33,950	$ 33,950	33,950	33,950	$ 33,950	24,599		22,334	26,155	10,000		18,301	16,681	14,591	13,593	10,994			10,520	10,000
Average Annual Return, Percent	2.47%	38.02%		13.70%		15.27%			13.00%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,606	$ 10,606	$ 10,606	$ 10,606	$ 10,606	$ 10,606	$ 10,606	$ 10,606	$ 10,606	9,594	10,000	8,346	9,899		10,000	12,031	11,330	10,161	10,374	10,281	10,000	$ 10,000	10,196	10,000
Average Annual Return, Percent		10.55%	3.16%		(1.95%)	(0.23%)	0.98%	1.31%	1.49%
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Account Value	$ 10,693	$ 10,693	$ 10,693	10,693	$ 10,693	$ 10,693	$ 10,693	$ 10,693	$ 10,693	9,714	10,000
Average Annual Return, Percent		10.08%	3.61%
Nasdaq Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
Average Annual Return, Percent	0.74%
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® Index (Net)
Average Annual Return, Percent	(2.20%)
FTSE Nareit All Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE NAREIT All Equity REITs Index
Account Value	$ 19,158	$ 19,158	$ 19,158	19,158	19,158	$ 19,158	19,158	19,158	$ 19,158	14,288		15,512	19,189			13,167	15,676	12,509	12,289	11,355			10,535	10,000
Average Annual Return, Percent		34.09%				4.09%			6.72%
S And P 500 Dynamic VEQTOR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Dynamic VEQTOR Index
Account Value	16,523	$ 16,523	16,523	16,523	16,523	$ 16,523	16,523	16,523	$ 16,523	13,273		14,498	14,998			13,083	10,663	10,901	10,104	8,654			8,991	10,000
Average Annual Return, Percent		24.49%				9.15%			5.15%
U S 3 Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. 3 Month Treasury Bill Index
Account Value	11,818	$ 11,818	11,818	11,818	11,818	$ 11,818	11,818	11,818	$ 11,818	11,241		10,717	10,579			10,574	10,510	10,285	10,109	10,029			10,003	10,000
Average Annual Return, Percent		5.14%				2.37%			1.68%
Bloomberg US Floating Rate Note Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Floating Rate Note Index
Account Value	12,670	$ 12,670	12,670	12,670	12,670	$ 12,670	$ 12,670	12,670	$ 12,670	11,880		11,147	11,114			11,022	10,846	10,498	10,253	10,015	$ 10,000
Average Annual Return, Percent		6.65%				3.16%	2.96%
ICE BofA US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US Treasury Bill Index
Account Value	11,838	$ 11,838	11,838	11,838	11,838	$ 11,838	$ 11,838	11,838	$ 11,838	11,226		10,709	10,643			$ 10,636	$ 10,532	$ 10,276	$ 10,111	$ 10,041			$ 10,008	$ 10,000
Average Annual Return, Percent		5.45%				2.37%			1.70%
Bloomberg U S Corporate High Yield 2 Issuer Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Account Value	11,568	$ 11,568	11,568	11,568	$ 11,568	$ 11,568	11,568	11,568	$ 11,568	9,932		9,349	10,595		$ 10,000
Average Annual Return, Percent		16.47%			3.79%
S And P U S Canada And Mexico Real Assets Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P U.S., Canada & Mexico Real Assets Equity Index
Account Value	15,582	$ 15,582	15,582	$ 15,582	$ 15,582	15,582	15,582	15,582	15,582	11,916		$ 12,638	$ 13,147	$ 10,000
Average Annual Return, Percent		30.76%		12.18%
JP Morgan CLOIE AAA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JP Morgan CLOIE AAA Index
Account Value	11,587	$ 11,587	$ 11,587	$ 11,587	11,587	11,587	11,587	11,587	11,587	10,749	10,000
Average Annual Return, Percent		7.80%	8.10%
Bloomberg US Corporate High Yield Ba B 2 Issuer Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate High Yield Ba/B 2% Issuer Cap Index
Account Value	11,791	$ 11,791	$ 11,791	11,791	11,791	11,791	11,791	11,791	11,791	10,273	10,000
Average Annual Return, Percent		14.77%	9.09%
S And P Municipal Bond 50 Investment Grade 50 High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond 50% Investment Grade / 50% High Yield Index
Account Value	11,029	$ 11,029	$ 11,029	11,029	11,029	11,029	11,029	11,029	11,029	9,701	10,000
Average Annual Return, Percent		13.69%	5.31%
S And P Municipal Bond High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond High Yield Index
Account Value	11,372	$ 11,372	$ 11,372	11,372	11,372	11,372	11,372	11,372	11,372	9,683	10,000
Average Annual Return, Percent		17.44%	7.03%
Bloomberg 1 3 Yr Gov Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Yr Gov/Credit Index
Account Value	$ 10,866	$ 10,866	$ 10,866	$ 10,866	$ 10,866	$ 10,866	$ 10,866	$ 10,866	$ 10,866	$ 10,227	$ 10,000
Average Annual Return, Percent		6.25%	4.49%
Nasdaq 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq-100® Index
Average Annual Return, Percent	0.67%
S And P 500 Equal Weight Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Equal Weight Index
Average Annual Return, Percent	3.57%